Barbara L. Borden T: +1 858 550 6064 bordenbl@cooley.com	Via EDGAR

March 4, 2013

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey Riedler

Re:	Sophiris Bio Inc.

Registration Statement on Form S-1 (File No. 333-186724)

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Sophiris Bio Inc. (the “Company”), is a registration statement on Form S-1/A (“First Amended Registration Statement”). The First Amended Registration Statement updates the Company’s registration statement on Form S-1 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on February 15, 2013. The copy of the First Amended Registration Statement that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement.

The First Amended Registration Statement is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated February 28, 2013 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Registration Statement.

Staff Comments and Company Responses

Business—Our Strategy, page 75

1. We note that you are conducting several clinical trials of PRX302 and your statement that if those trials are successful, you plan to submit a biologics license application to the FDA. We also note your statement on page 12 that you have not yet submitted any application to the FDA for your products. Please revise your disclosure where appropriate to identify the date of submission of the investigational new drug application for PRX302.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 880-6420    WWW.COOLEY.COM

United States Securities and Exchange Commission

March 4, 2013

Page Two

Response: The Company respectfully advises the Staff that the reference in the Risk Factors to not yet submitting any application to the FDA is intended to mean any biologics license application which is the application where the Company will request marketing approval from the FDA so that it can market PRX302, if approved. The Company has revised the sentence on page 12 of the First Amended Registration Statement to clarify that intention. Further, the Company has added disclosure of the date on which it submitted the IND for PRX302 to the disclosure on page 12 of the First Amended Registration Statement. Given the current stage of development of PRX 302, with Phase 2 clinical trials completed and nearing initiation of the first of two planned Phase 3 clinical trials, the Company does not think it is appropriate to include the date of IND submission anywhere else in the First Amended Registration Statement, as such disclosure would not enhance investors’ understanding of the Company’s business.

Consolidated Financial Statements

Reports of Independent Registered Public Accounting Firm, page F-2

2. An auditor’s association with the cumulative amounts from inception included in the financial statements is required on an annual basis as long as the registrant is in the development stage. Please have PricewaterhouseCoopers LLP (U.S.) revise the introductory and opinion paragraph of their report to include the cumulative since inception amounts through December 31, 2012. If PricewaterhouseCoopers LLP (U.S.) relied upon the predecessor auditor (or predecessor auditors) for discrete reporting periods that are part of the cumulative amounts since inception, it should include a reference to the predecessor auditor(s) and identify the periods audited by the predecessor auditor(s) in the introductory paragraph of the audit report, and refer to the report of the other auditor(s) in expressing their opinion.

Response: PricewaterhouseCoopers LLP (U.S.) has revised their audit report in the First Amended Registration Statement to include the cumulative period from January 1, 2012 to December 31, 2012. As PricewaterhouseCoopers LLP (U.S.) relied upon the predecessor auditor for periods that are part of the cumulative amounts since inception, their report includes a reference to the report of the predecessor auditor and the cumulative amounts since inception that are included in the predecessor auditor’s report, by stating the following:

“We did not audit the consolidated financial statements of Sophiris Bio Inc. and its subsidiaries, which comprise the consolidated balance sheet as at December 31, 2011 and the consolidated statement of operations and comprehensive loss, of shareholders’ equity and of cash flows for the year then ended, nor did we audit the cumulative totals of the Company for the period from January 11, 2002 (date of inception) to December 31, 2011, which totals reflected a deficit of $52.5 million accumulated during the development stage. Those consolidated financial statements and cumulative totals were audited by other auditors whose report, dated December 7, 2012, expressed an unqualified opinion on the consolidated financial statements.”

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 880-6420    WWW.COOLEY.COM

United States Securities and Exchange Commission

March 4, 2013

Page Three

The Company requests the Staff’s assistance in completing the review of the First Amended Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the First Amended Registration Statement or this response letter to me at (858) 550-6064.

Sincerely,

/s/ Barbara L. Borden

Barbara L. Borden

cc:	Peter Slover, Sophiris Bio Inc.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 880-6420    WWW.COOLEY.COM